Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

Stock Incentive Plan

In September 2008, the Company’s stockholders approved the 2008 Stock Incentive Plan (the “2008 Plan”) which became effective in September 2008 and under which 8,853 shares of the Company’s common stock were initially reserved for issuance to employees, non-employee directors and consultants of the Company. In November 2012, the Company increased the authorized shares under the plan to 21,067. On February 14, 2013, the 2008 Plan terminated and no further grants of equity may be made thereunder.

In June 2014, MabVax Therapeutics Inc.’s stockholders approved the amended 2014 Stock Incentive Plan (the “2014 Plan”) which became effective and was adopted by the Company in the Merger in July 2014. The 2014 Plan authorized the issuance of up to 47,493 shares, 20,543 of which are contingent upon the forfeiture, expiration or cancellation of the 2008 Reserved Shares.

The 2014 Plan provided for the grant of incentive stock options, non-incentive stock options, stock appreciation rights, restricted stock awards, and restricted stock unit awards to eligible recipients. The maximum term of options granted under the Stock Plan is ten years.

Employee option grants generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the following three years. The vesting schedules for grants to non-employee directors and consultants is determined by the Company’s Compensation Committee. Stock options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the applicable stock plan agreement.

Amendment of Equity Incentive Plan

On March 31, 2015, the Company approved a Second Amended and Restated 2014 Employee, Director and Consultant Equity Incentive Plan (the “Plan”), effective as of and contingent upon the consummation of the initial closing of the April Private Placement, to increase the number of shares reserved for issuance under the Plan from 21,361 to 1,129,837 shares of common stock. Additional changes to the Plan include:

●	An “evergreen” provision to reserve additional shares for issuance under the Plan on an annual basis commencing on the first day of fiscal 2016 and ending on the second day of fiscal 2024, such that the number of shares that may be issued under the Plan shall be increased by an amount equal to the lesser of: (i) 1,081,082 or the equivalent of such number of shares after the administrator, in its sole discretion, has interpreted the effect of any stock split, stock dividend, combination, recapitalization or similar transaction in accordance with the Plan; (ii) the number of shares necessary such that the total shares reserved under the Plan equals (x) 15% of the number of outstanding shares of common stock on such date (assuming the conversion of all outstanding shares of Preferred Stock (as defined in the Plan) and other outstanding convertible securities and exercise of all outstanding warrants to purchase common stock) plus (y) 30,946; and (iii) an amount determined by the Board.

●	Provision that no more than 405,406 shares may be granted to any participant in any fiscal year.

●	Provisions to allow for performance based equity awards to be issued by the Company in accordance with Section 162(m) of the Internal Revenue Code.

●	On September 22, 2016, the Board of Directors ratified an automatic increase in the number of shares reserved for issuance under the Plan, increasing the total shares reserved from 1,129,837 to 1,208,307 shares of common stock, under the annual evergreen provision for the Plan.

Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” and ASC 505, “Equity” was comprised of the following:

	Years Ended December 31,
	2016	2015
Research and development	$1,192,126	$929,633
General and administrative	3,211,152	3,534,062
Total stock-based compensation expense	$4,403,278	$4,463,695

Stock-based Award Activity

The following table summarizes the Company’s stock option activity for the years ended December 31, 2016 and 2015:

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2014	32,823	$29.00
Granted	407,547	16.50
Exercised	(376)	2.15
Forfeited/cancelled/expired	(1,746)	54.91
Outstanding and expected to vest at December 31, 2015	438,248	$17.46
Granted	449,542	5.13
Exercised	—	—
Forfeited/cancelled/expired	(36,415)	15.28
Outstanding and expected to vest at December 31, 2016	851,375	$10.94
Vested and exercisable at December 31, 2016	167,291	$17.29

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2016 was $3,007,785 and the weighted average period over which these grants are expected to vest is 1.96 years. Due to limited activity in 2016, the Company has assumed a forfeiture rate of zero. The weighted average remaining contractual life of stock options outstanding at December 31, 2016 and 2015 is 8.82 years and 9.13 years, respectively.

Stock options granted to employees generally vest over a three-year period with one third of the grants vesting at each one-year anniversary of the grant date.

During 2016, the Company granted 449,542 options to its directors, officers, employees with a weighted average exercise price of $5.13 and vesting over a three-year period with vesting starting at the one-year anniversary of the grant date.  During 2015, there were 407,547 options and 310,926 shares of restricted stock granted to directors, officers, employees and consultants from the 2014 Plan.  During the year ended December 31, 2016, 105,448 shares of restricted stock units have vested and the balance will vest in two equal installments on the anniversary of the grant date over the next two years. During the year ended December 31, 2016, the Company has recognized $1,628,405 in stock based compensation expense related to restricted stock units. In addition, the Company granted 250,203 shares of restricted stock outside of the plan for consulting and investor relation services during the second quarter of 2015.

A summary of activity related to restricted stock grants under the Plan for the years December 31, 2016 and 2015 is presented below:

	Shares	Weighted Average Grant-Date Fair Value
Non-vested at December 31, 2014	—	$—
Granted	310,926	16.84
Vested	—	—
Forfeited	—	—
Non-vested at December 31, 2015	310,926	16.84
Granted	—	—
Vested	(105,448)	$16.84
Forfeited	—	—
Non-vested at December 31, 2016	205,478

On April 2 and April 3, 2016, 98,237 shares of restricted stock units vested upon the one-year anniversary of restricted stock units granted.  Accordingly, 64,392 shares were issued to the Company’s directors and officers, and the Company withheld 33,848 shares for the employee portion of taxes and remitted $177,823 to the tax authorities in order to satisfy tax liabilities related to this issuance on behalf of the officers.  In addition, in July and August of 2016, 7,208 shares were issued to outside consultants upon vesting of previously issued restricted stock units. As of December 31, 2016, there were 205,478 nonvested restricted stock units remaining outstanding.

As of December 31, 2016 and 2015, unamortized compensation expense related to restricted stock grants amounted to $2,214,859 and $3,843,264, which is expected to be recognized over a weighted average period of 1.27 and 2.27 years, respectively.

Valuation Assumptions

The Company used the Black-Scholes-Merton option valuation model, or the Black-Scholes model, to determine the stock-based compensation expense for stock options recognized under ASC 718 and ASC 505. The Company’s expected stock-price volatility assumption was based solely on the weighted average of the historical and implied volatility of comparable companies whose share prices are publicly available. The expected term of stock options granted was based on the simplified method in accordance with Staff Accounting Bulletin No. 110, or SAB 110, as the Company’s historical share option exercise experience did not provide a reasonable basis for estimation. The risk-free interest rate was based on the U.S. Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

	Years Ended December 31,
	2016	2015
Risk-free interest rate	0.9 to 1.4%	0.9 to 1.8%
Dividend yield	0%	0%
Expected volatility	81 to 87%
Expected life of options, in years	5.5 and 6.0
Weighted average grant date fair value	$3.16	$1.56

Because the Company had a net operating loss carryforward as of December 31, 2015 and 2016, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s consolidated statements of operations. Additionally, there were 376 stock options exercised during the year ended December 31, 2015, and there were no stock option exercises in the corresponding period of 2016.

Management Bonus Plan

On April 2, 2015, the Compensation Committee of the Board of Directors approved the 2015 Management Bonus Plan (the “Management Plan”) outlining maximum target bonuses of the base salaries of certain of the Company’s executive officers.  Under the terms of the Management Plan, the Company’s Chief Executive Officer shall receive a maximum target bonus of up to 50% of his annual base salary, the Chief Financial Officer shall receive a maximum target bonus of up to 35% of his annual base salary and the Company’s Vice President shall receive a maximum target bonus of up to 25% of his annual base salary. During the year ended December 31, 2016 and 2015, the Company accrued and expensed $458,586 and $323,363, respectively, related to the Management Plan.

On April 4, 2015, the Board approved the following Non-Employee Director Policy (the “Incumbent Director Policy”) with respect to incumbent non-employee members of the Board in the event that they are replaced before their term expires:

●	A one-time issuance of 2,703 restricted shares of common stock;
●	The vesting of all options and restricted stock grants held on such date; and
●	The payment of all earned but unpaid cash compensation for their services on the Board and its committees, as of such date.

On April 4, 2015, in connection with his resignation from the Board, Michael Wick received a one-time restricted stock grant of 2,703 shares under the Incumbent Director Policy.

On February 16, 2016, our Compensation Committee approved a 2016 Management Bonus Plan (the “2016 Management Plan”) outlining maximum target bonuses of the base salaries of certain of our executive officers. Under the terms of the 2016 Management Plan, the Company's Chief Executive Officer shall receive a maximum target bonus of up to 50% of his annual base salary, and the Chief Financial Officer and each of the Company's Vice Presidents shall receive a maximum target bonus of up to 30% of their annual base salary.

On February 16, 2016, the Compensation Committee of the Board of Directors of the Company approved the following amendments to Company's policy for compensating non-employee members of the Board:

●	The initial equity grant upon first appointment (or election) of future non-employee directors to the Board shall be a 10-year option to purchase 6,757 shares of the Company's common stock, under the Company's Second Amended and Restated 2014 Equity Incentive Plan with 3-year annual vesting and a strike price equal the closing price of the Company's common stock on the effective date of the appointment (or election);

●	The annual cash retainer for each non-employee director, paid quarterly, is increased by $1,000 per calendar quarter to a total of $7,000 per quarter, effective April 1, 2016; and

●	The additional annual cash retainer for the chairperson of each of the Audit, Compensation, and Nominating and Governance Committees, paid quarterly, is increased by $1,000 per calendar year, such that each chairperson retainer shall be as follows, effective April 1, 2016: Audit Committee: $13,000; Compensation Committee: $9,000; Nominating and Governance Committee: $6,000.

On August 25, 2016, the Compensation Committee of the Board of Directors of the Company approved the following amendments to Company's policy for compensating non-employee members of the Board:

●	The initial equity grant upon first appointment (or election) of future non-employee directors to the Board shall be a 10-year option to purchase 25,000 shares of the Company's common stock, under the Company's Second Amended and Restated 2014 Equity Incentive Plan with 3-year annual vesting and a strike price equal to the closing price of the Company's common stock on the effective date of the appointment (or election); and

●	The additional automatic annual option grant to each non-employee director on the date of the Company's annual meeting shall be a 10-year option to purchase 17,500 shares of the Company's common stock, under the Company's Second Amended and Restated 2014 Equity Incentive Plan with 1-year vesting and a strike price equal to the closing price of the Company's common stock on the date of the annual meeting.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance consists of the following at December 31, 2016:

Common stock reserved for conversion of preferred stock and warrants	8,099,568
Common stock options outstanding	851,375
Authorized for future grant or issuance under the Stock Plan	66,693
Unvested restricted stock	205,478
Total	9,223,114